COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES[Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9	-	COMMITMENTS AND CONTINGENT LIABILITIES

A.
On March 4, 2004, the OCS agreed to provide Integrity Israel with a grant of NIS 420,000, or approximately US$ 93,462, for its plan to develop a non-invasive blood glucose monitor (the "development plan"). This grant constituted 60% of Integrity Israel's research and development budget for the development plan. Due to Integrity Israel's acceptance of this grant, it is subject to the provisions of the Israeli Law for the Encouragement of Industrial Research and Development of 1984 (the "R&D Law"). Integrity Israel is required to pay royalties to the OCS on the proceeds from the sale of the Company's systems resulting from research and development projects for which the OCS provided a grant. The maximum royalties payable by Integrity Israel will be an amount equal to US$93,462, plus interest from the date of grant at LIBOR. In the first 3 years of sales, Integrity Israel will be required to pay a 3% royalty on the sale of any product developed under the research and development projects. In the fourth, fifth and sixth years of sales, Integrity Israel will be required to pay a 4% royalty on sales of such products and from the seventh year onward Integrity Israel will be required to pay a 5% royalty. Integrity Israel was entitled to the grant only upon incurring research and development expenditures. There were no future performance obligations related to the grant received from the OCS. As of June 30, 2012, the contingent liabilities with respect to the grants received from the OCS subject to repayment under this royalty agreement on future sales equal an amount of US$ 93,462, not including interest. There is no expiration date with respect to Integrity Israel's obligations to pay royalties to the OCS in respect of the above.

B.
Integrity Israel currently leases approximately 3,100 sq. ft. of office space in the city of Ashkelon, Israel for its principal offices and prototype laboratory. The lease term began on February 1, 2006 and was extended until January 31, 2009. Pursuant to a verbal agreement with the landlord, Integrity Israel currently leases these facilities on a monthly basis at a cost of NIS 11,500 plus VAT per month (US$ 2,931).

C.
In 2010, the Company engaged Andrew Garrett, Inc. as its exclusive placement agent (the "Placement Agent") in connection with an offering on a "best efforts" basis of a minimum 560,000 shares (US$ 3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's Common Stock (US$ 12,500,000) (the "Offering"). Pursuant to a placement agent agreement with the Placement Agent, the Placement Agent (or its sub-agents) was entitled to receive, as a commission, an amount equal to 7% of the funds raised in the Offering, such amounts to be paid in cash, plus 3% of the funds as a management fee plus a 3% non-accountable expense allowance (13% in the aggregate). In addition, the Placement Agent agreement required the Company to issue to the Placement Agent (or its sub-agents) warrants to purchase up to 10% of the shares of Common Stock issued to investors (or underlying convertible securities issued to investors) in connection with the Offering at a price per share that will be equal to the offering price. The warrants to be issued to the Placement Agent include a limited period (until September 1, 2012) down-round protection under which the strike price of the warrants would be adjusted to a price per share at which the Company will subsequently issue stock, if such price per share is less than the original strike price of the warrants. See also Note 2R.

In connection with the Offerings described in Note 10, the Company paid to the Placement Agent US$ 366,412 and US$ 753,850, respectively, in cash during 2011 and 2010, respectively. In addition, the Company issued to the Placement Agent warrants to purchase 45,097 and 83,281 shares, respectively, of the Company's Common Stock with an exercise price of US$ 6.25 per share. The warrants expire on the fifth anniversary of the date on which the shares of common stock underlying such warrants are fully registered with the SEC. The warrants include customary adjustment provisions for stock splits, reorganizations and other similar transactions and provide for anti-dilution protection until September 1, 2012 for certain issuances of common stock by us for less than US$ 6.25 per share (see down-round protection, described above).

D.
Y.H. Dimri Holdings, which was a shareholder of Integrity Israel prior to the reorganization and merger described in Note 1 ("Dimri"), has alleged (post the reorganization) that, in connection with such reorganization, certain of Dimri's rights in Integrity Israel were violated. Under Dimri's investment agreement, certain rights in Integrity Israel were granted to Dimri, including an anti-dilution provision that provided that Dimri's holdings in Integrity Israel would not be diluted below 18% of Integrity Israel's issued capital shares as a result of any investment in Integrity Israel. On the date of the reorganization, Dimri owned 18% of Integrity Israel's ordinary shares and, therefore, upon the completion of the reorganization, Dimri was entitled to receive 18% of the shares of common stock of the Company outstanding on such date in exchange for his shares in Integrity Israel, subject to the fulfillment of certain requirements. The Company's management, considering the legal advice of Israeli legal counsel, believe that, given Dimri no longer owns shares in Integrity Israel as a result of the reorganization, rights attached to the shares in Integrity Israel no longer exist in Integrity Israel and do not and have never existed in the Company. However, Dimri has refused to acknowledge or agree to the termination of these rights and has challenged the Company's position.

On June 23, 2011, Mr. Dimri appealed to the District Court of HaMerkaz District in Petah Tikva, Israel, requesting the court to appoint an arbitrator to decide the dispute between Integrity Israel, the founders of Integrity Israel and Mr. Dimri (HPB 40754-06-11). On September 25, 2011, Integrity Israel's legal counsel filed an answer with the Court, disputing the facts and allegation raised in Dimri's motion and suggesting choosing an arbitrator with certain capacities, experience and skills. At a hearing held on October 11, 2011, the court appointed an arbitrator in this matter. On November 27, 2011, the proposed arbitrator informed the court that he would not be able to serve as an arbitrator in this matter. On December 26, 2011, new arbitrator was appointed in this matter.

On February 14, 2012, a first procedural meeting took place with the appointed arbitrator, as a result of which Dimri was required to submit a statement of claim to the arbitrator (with a copy to the defendants' attorneys) by March 15, 2012. On March 20, 2012, Dimri submitted a statement of claim to the arbitrator and pled for a declaratory judgment against Integrity Israel and the Founders of Integrity Israel. Dimri claimed that its rights under the loan and investment agreement, Integrity Israel's Articles of Association and two other internal agreements entered into among the Founders of Integrity Israel are valid and in effect. Dimri also pled for an injunction requiring the founders of Integrity Israel to transfer shares of their Common Stock held by them to Dimri, from time to time, in such amounts necessary so that Dimri's holdings in them would not be diluted below 18% of their issued share capital at any time. The defendants in the arbitration submitted a statement of defense on May 28, 2012 and Dimri submitted a reply on June 14, 2012. At a preliminary session held on June 19, 2012, the arbitrator suggested that the parties meet with him in order to examine whether a settlement can be reached. A meeting for this purpose had been set for August 27, 2012 but has been postponed by the arbitrator. A new meeting date has not yet been set. The arbitrator also decided that in case no settlement can be achieved, Dimri will submit his affidavits until August 31, 2012. The defendants shall submit their affidavits until October 31, 2012. Testimony hearings and Summary hearings have been set for December 2012.

The Company does not know what other actions Mr. Dimri will ultimately bring, if any, and against whom they will be brought. Nevertheless, the Company, its legal counsel and Integrity Israel's legal counsel believe that the Company and Integrity Israel have substantial defenses to any such claims and appropriate claims and counterclaims of their own and they intend to strongly defend against any such action by Mr. Dimri and to assert their own claims and counterclaims as they deem necessary.

Notwithstanding the aforesaid, the Company, considering the advice of its Israeli legal counsel, is unable to assess or make any estimate of the amount of the reasonably possible range of loss, if any. Accordingly, no provision has been made for this claim.